Equity Instruments at Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Equity Instruments at Fair Value Through Profit or Loss
6.	EQUITY INSTRUMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS

The following table shows holdings of equity instruments at fair value through profit or loss as of December 31, 2018 and 2017 and January 1, 2017:

	Holdings
	12/31/2018		12/31/2017	01/01/2017
	Fair value	Book	Book	Book
Item	level	amounts	amounts	amounts
Equity Instruments at fair value through profit or loss
Measured at fair value through profit or loss
- Local
Mercado Abierto Electrónico SA	3	25,078	30,632	7,037
C.O.E.L.S.A	3	4,826	4,500	2,499
Argentina Clearing SA	3	4,569	4,750	4,409
Sedesa	3	3,975	5,771	6,434
Mercado a Término Rosario SA	3	3,663	3,793	3,482
Laboratorios Richmond SACIF	1	1,256	3,489
Provincanje SA	3	758	800	1,857
Sanatorio Las Lomas SA	3	600	596	549
Proin SA	3	513	757	590
El Taura SA	3	185	273	341
Siderar SAIC				197,035
Aluar Aluminio Argentino				145,177
Other		349	356,063	373,529

Subtotal local		45,772	411,424	742,939

- Foreign
Banco Latinoamericano de Comercio Exterior SA	1	4,777	5,445	6,279
Sociedad de Telecomunicaciones Financieras Interbancarias Mundiales	3	969	465	457

Subtotal foreign		5,746	5,910	6,736

Total Equity Instruments at fair value through profit or loss		51,518	417,334	749,675